Risk/Return Detail Data - FidelityBalancedK6Fund-PRO	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Puritan Trust
FidelityBalancedK6Fund-PRO | Fidelity Balanced K6 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Balanced K6 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Balanced K6 Fund seeks income and capital growth consistent with reasonable risk.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 25 % of the average value of its portfolio.
Portfolio Turnover, Rate	25.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral. Investing at least 25% of total assets in fixed-income senior securities. Investing in domestic and foreign issuers. With respect to the fund's equity investments, allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. With respect to the fund's equity investments, investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	15.53%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.08%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(13.78%)
Performance Table Heading	Average Annual Returns
FidelityBalancedK6Fund-PRO | Fidelity Balanced K6 Fund | Fidelity Balanced K6 Fund
Risk/Return:
Management fee	0.32%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.32%
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406
Annual Return, Inception Date	Jun. 14, 2019
2020	22.75%
2021	18.51%
2022	(17.83%)
2023	21.93%
FidelityBalancedK6Fund-PRO | Fidelity Balanced K6 Fund | Return Before Taxes | Fidelity Balanced K6 Fund
Risk/Return:
Label	Fidelity® Balanced K6 Fund
Past 1 year	21.93%
Since Inception	11.06%	[1]
FidelityBalancedK6Fund-PRO | Fidelity Balanced K6 Fund | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Since Inception	13.54%
FidelityBalancedK6Fund-PRO | Fidelity Balanced K6 Fund | F0408
Risk/Return:
Label	Fidelity Balanced Hybrid Composite Index℠
Past 1 year	17.67%
Since Inception	8.31%

[1]	A From June 14, 2019 .